Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Issued Capital
b) Issued

Shareholders’ capital	Common Shares	Amount
Balance, January 1, 2018	72,048,713	$2,181
Issued on exercise of equity compensation plans (1)	425,006	4

Balance, December 31, 2018	72,473,719	$2,185
Issued on exercise of equity compensation plans (1)	537,769	2

Balance, December 31, 2019	73,011,488	$2,187

(1)	Upon exercise of awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.

Summary of Other Reserves

	Year ended December 31
Other Reserves	2019	2018
Balance, beginning of year	$99	$96
Share-based compensation expense	5	7
Net benefit on options exercised (1)	(2)	(4)

Balance, end of year	$102	$99

(1)	Upon exercise of awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.